Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2016
Other Real Estate [Abstract]
Real Estate and Other Assets Acquired in Settlement of Loans
(3)   Real Estate and Other Assets Acquired in Settlement of Loans
(in thousands)	2016	2015
Commercial	$809	$1,445
Real estate construction - commercial	12,380	12,380
Real estate mortgage - residential	647	477
Real estate mortgage - commercial	3,439	4,923
Repossessed assets	16	0
Total	$17,291	$19,225
Less valuation allowance for other real estate owned	(3,129)	(3,233)
Total other real estate owned and foreclosed assets	$14,162	$15,992

Changes in the net carrying amount of other real estate owned and repossessed assets for the years ended December 31, 2014 2015, and 2016, respectively, were as follows:
Balance at December 31, 2014	$15,140
Additions	5,804
Proceeds from sales	(1,836)
Charge-offs against the valuation allowance for other real estate owned, net	(39)
Net gain on sales	156
Balance at December 31, 2015	$19,225
Additions	2,233
Proceeds from sales	(4,057)
Charge-offs against the valuation allowance for other real estate owned, net	(317)
Net gain on sales	207
Total other real estate owned and repossessed assets	$17,291
Less valuation allowance for other real estate owned	(3,129)
Balance at December 31, 2016	$14,162

At December 31, 2016, $162,000 of consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $390,000 at December 31, 2015.
Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2016, 2015 and 2014, respectively, is summarized as follows:
(in thousands)	2016	2015	2014
Balance, beginning of year	$3,233	$3,255	$4,675
Provision for other real estate owned	213	17	585
Charge-offs	(317)	(39)	(2,005)
Balance, end of year	$3,129	$3,233	$3,255